Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2016
Accounting Policies [Abstract]
Summary of Components of Net Operating Revenues Before Provision for Bad Debts

The following table provides a summary of the components of net operating revenues, before the provision for bad debts (in thousands):

	Year Ended December 31,
	2016	2015	2014

Operating revenues	$12,104,580	$11,613,826	$10,705,195
Less: Contractual allowances	(9,247,789)	(8,795,674)	(7,877,299)
Less: Discounts	(437,738)	(372,294)	(417,894)
Total net operating revenues, before the provision for bad debts	$2,419,053	$2,445,858	$2,410,002

Summary of Net Operating Revenues, Before the Provision for Bad Debts, by Payor Source

The following table provides a summary of net operating revenues, before the provision for bad debts, by payor source (dollars in thousands):

	Year Ended December 31,
	2016		2015		2014
	$ Amount	% of Total	$ Amount	% of Total	$ Amount	% of Total

Medicare	$673,074	27.8%	$656,799	26.9%	$681,010	28.3%
Medicaid	446,273	18.4%	443,479	18.1%	420,050	17.4%
Managed care and commercial plans	952,535	39.4%	984,480	40.3%	907,667	37.7%
Self-pay	242,095	10.1%	247,234	10.0%	287,470	11.9%
Non-patient	105,076	4.3%	113,866	4.7%	113,805	4.7%
Total net operating revenues, before the provision for bad debts	$2,419,053	100.0%	$2,445,858	100.0%	$2,410,002	100.0%

Summary of Components of Amounts Due from and Due to Third-Party Payors

The following table provides a summary of the components of amounts due from and due to third-party payors, as presented in the consolidated and combined balance sheets (in thousands):

	December 31,
	2016	2015

Amounts due from third-party payors:
Previous program reimbursements and final cost report settlements	$23,876	$33,732
State supplemental payment programs	92,359	77,074
Total amounts due from third-party payors	$116,235	$110,806

Amounts due to third-party payors:
Previous program reimbursements and final cost report settlements	$33,366	$21,015
State supplemental payment programs	9,171	9,088
Total amounts due to third-party payors	$42,537	$30,103

Summary of Portion of Medicaid Reimbursements Attributable to State Supplemental Payment Programs

The following table provides a summary of the portion of Medicaid reimbursements attributable to state supplemental payment programs (in thousands):

	Year Ended December 31,
	2016	2015	2014

Medicaid revenues	$220,389	$211,696	$192,771
Provider taxes and other expenses	76,616	75,929	73,149
Reimbursements attributable to state supplemental payment programs, net of expenses	$143,773	$135,767	$119,622

Summary of Components of Accounts Receivable Before Contractual Allowances Discounts and Allowance for Doubtful Accounts

The following table provides a summary of the components of accounts receivable before contractual allowances, discounts and allowance for doubtful accounts (dollars in thousands):

	December 31,
	2016		2015
	$ Amount	% of Total	$ Amount	% of Total

Third-parties	$1,930,103	74.6%	$1,688,138	72.6%
Self-pay	656,373	25.4%	638,694	27.4%
Total patient accounts receivable, gross	$2,586,476	100.0%	$2,326,832	100.0%

Summary of Changes in Allowance for Doubtful Accounts

The following table provides a summary of the changes in the allowance for doubtful accounts (in thousands):

	December 31,
	2016	2015	2014

Balance at beginning of period	$346,507	$341,527	$334,210
Acquisitions and divestitures	—	—	34,972
Provision for bad debts	280,586	258,520	264,502
Amounts written off, net of recoveries	(266,297)	(253,540)	(292,157)
Balance at end of period	$360,796	$346,507	$341,527

Summary of States in Which Company Generates More Than 5% of its Total Revenues

The following table provides a summary of the states in which the Company generates more than 5% of total net patient revenues, before the provision for bad debts, as determined in each year (dollars in thousands):

	Number of	Year Ended December 31,
	Hospitals at	2016		2015		2014
	December 31, 2016	$ Amount	% of Total	$ Amount	% of Total	$ Amount	% of Total

Illinois	9	$811,565	35.1%	$822,501	35.3%	$856,151	37.3%
Georgia	3	216,745	9.4%	224,330	9.6%	213,509	9.3%
Oregon	1	210,818	9.1%	201,610	8.6%	166,212	7.2%
California	2	199,743	8.6%	209,500	9.0%	195,617	8.5%
Kentucky	3	121,988	5.3%	131,077	5.6%	139,332	6.1%

Summary of Major Components of Other Operating Expenses

The following table provides a summary of the major components of other operating expenses (in thousands):

	Year Ended December 31,
	2016	2015	2014

Purchased services	$180,672	$176,758	$181,626
Taxes and insurance	129,775	124,635	125,859
Medical specialist fees	106,803	85,042	80,680
Transition services agreements and allocations from Parent	66,441	60,166	40,485
Repairs and maintenance	42,986	45,945	46,069
Utilities	29,833	29,856	30,449
Management fees from Parent	11,792	36,466	36,902
Other miscellaneous operating expenses	77,500	75,365	77,738
Total other operating expenses	$645,802	$634,233	$619,808

Summary of Activity Related to Electronic Health Records Incentives

The following table provided a summary of activity related to EHR incentives (in thousands):

	Year Ended December 31,
	2016	2015	2014

Electronic health records incentives receivable at beginning of period	$11,227	$12,204	$15,350
Electronic health records incentives earned	7,843	11,428	21,312
Cash incentive payments received	(13,808)	(10,084)	(20,642)
Adjustments to receivable based on final cost report settlement or audit	(1,073)	(2,321)	(3,816)
Electronic health records incentives receivable at end of period	$4,189	$11,227	$12,204

Deferred revenue related to electronic health records incentives at beginning of period	$—	$(14,351)	$(22,601)
Cash received and deferred during period	(3,639)	—	(15,098)
Recognition of deferred incentives as earned	3,639	14,351	23,348
Deferred revenue related to electronic health records incentives at end of period	$—	$—	$(14,351)

Total electronic health records incentives earned during period	$11,482	$25,779	$44,660
Total cash incentive payments received during period	17,447	10,084	35,740